Pay vs Performance Disclosure	12 Months Ended
Dec. 31, 2024 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
The following table presents the Company’s pay versus performance disclosure as required by the SEC.

Year(1)	Summary Compensation Table Total for PEO ($)	Compensation Actually Paid to PEO ($)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers ($) (2)	Average Compensation Actually Paid to Non-PEO Named Executive Officers ($) (3)	Value of Initial Fixed $100 Investment Based On: (4)		Company Reported Net Loss Attributable to the Company ($ in thousands)	Cash Flows From Operating Activities ($ in thousands)
					Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)
2024	—	—	775,441	763,238	N/A	N/A	(292,301)	161,246

Named Executive Officers, Footnote	Our principal executive officer (“PEO”) for the year ended December 31, 2024 was Richard S. Ressler, our Chairman of the Board, Chief Executive Officer and President. Our non-PEO Named Executive Officer for the year ended December 31, 2024 was Nathan D. DeBacker, our Chief Financial Officer, Principal Accounting Officer and Treasurer. Represents the total compensation reported in the Summary Compensation Table for Mr. DeBacker.
PEO Total Compensation Amount	$ 0
PEO Actually Paid Compensation Amount	0
Non-PEO NEO Average Total Compensation Amount	775,441
Non-PEO NEO Average Compensation Actually Paid Amount	$ 763,238
Adjustment to Non-PEO NEO Compensation Footnote	Represents the compensation actually paid to Mr. DeBacker. To calculate compensation actually paid, adjustments were made to the amounts reported in the Summary Compensation Table. A reconciliation of the adjustments for Mr. DeBacker is set forth following the footnotes to this table.
Reconciliation of Compensation Actually Paid Adjustments

Year	Summary Compensation Table Total ($)	Minus Grant Date Fair Value of Stock Awards Granted in Fiscal Year ($)	Plus Fair Value at Fiscal Year- End of Outstanding and Unvested Stock Awards Granted in Fiscal Year ($)(1)	Plus/(Minus) Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years ($)	Plus Fair Value at Vesting of Stock Awards Granted in Fiscal Year that Vested During Fiscal Year ($)(2)	Plus/(Minus) Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Years for which Applicable Vesting Conditions Were Satisfied During the Fiscal Year ($)	Minus Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Year that Failed to Meet Applicable Conditions During Fiscal Year ($)

Add Dollar Value of any Dividends or Other Earnings Paid on Stock or Option Awards in the Covered Fiscal Year Prior to the Vesting Date that are not Otherwise Included in the Total Compensation for the Covered Fiscal Year ($)
									Equals Compensation Actually Paid ($)
Mr. DeBacker
2024	775,441	(525,000)	400,198	—	112,599	—	—	—	763,238
___________________
(1)Represents the fair market value at December 31, 2024 of the remaining 36,978.341 RSUs granted to Mr. DeBacker on January 9, 2024, and the 28,735.63 RSUs granted to Mr. DeBacker on November 12, 2024, based on the estimated NAV per share of the Company’s common stock as of December 31, 2024, of $6.09.
(2)Represents the fair value at December 15, 2024, the vesting date of 18,489.171 RSUs originally granted to Mr. DeBacker on January 9, 2024, based on the estimated NAV per share of the Company’s common stock as of December 15, 2024, of $6.09.
Compensation Actually Paid vs. Company Selected Measure
Relationship Between Pay and Performance
We are required to describe the relationship between compensation actually paid (as calculated in accordance with SEC disclosure rules) to Mr. DeBacker, the only Named Executive Officer who received compensation from the Company in 2024, and various Company financial performance measures. As noted above, prior to our fiscal year ended December 31,
2024, we did not have a compensation program for our executive officers. This limits our narrative description regarding the relationships of Mr. DeBacker’s pay to our performance measures. We expect to further expand our narrative descriptions regarding the relationship regarding pay and performance measures in future years.

Net Income (Loss)	$ (292,301,000)
Company Selected Measure Amount	161,246,000
PEO Name	Richard S. Ressler
Additional 402(v) Disclosure	There was no public market for the Company’s common stock, and, thus, no total shareholder return value can be calculated for the Company as of December 31, 2024.
Performance Measures Used to Link Company Performance and Compensation Actually Paid to the Named Executive Officers
For the purposes of Rule 402(v) of Regulation S-K, we have identified the following performance measures, which our compensation committee considered, among others, when making executive compensation decisions for performance year 2024, in response to the tabular disclosure requirement pursuant to 402(v)(6) of Regulation S-K.
•Net Income (Loss) Attributable to the Company
•Cash Flows Provided by Operating Activities
•Net Debt Leverage Ratio
As noted above, however, the compensation committee does not currently evaluate “compensation actually paid” as calculated pursuant to Item 402(v)(2) of Regulation S-K as part of its executive compensation determinations; accordingly, the compensation committee does not actually use any financial or non-financial performance measure to specifically link executive compensation “actually paid” to Company performance.
Measure:: 1
Pay vs Performance Disclosure
Name	Net Income (Loss) Attributable to the Company
Measure:: 2
Pay vs Performance Disclosure
Name	Cash Flows Provided by Operating Activities
Measure:: 3
Pay vs Performance Disclosure
Name	Net Debt Leverage Ratio
Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (525,000)
Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	400,198
Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	112,599
Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0